Supplemental Consolidated Balance Sheet and Statement of Operations Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Balance Sheet and Statement of Operations Information [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net as of December 31, 2015 and 2014 consisted of (in thousands):

	As of December 31,
	2015	2014
Buildings	$36,596	$37,380
Computers, equipment and software	7,286	6,773
Furniture and fixtures	7,484	7,024
Vehicles	148	148
Leasehold improvements	3,697	1,105
Construction in process	168	1,520
	55,379	53,950
Less: accumulated depreciation and amortization	(10,969)	(7,685)
	$44,410	$46,265

Schedule of Capital Leased Assets
The following assets included in property and equipment, net were acquired under capital and financing leases (see Note 5) (in thousands):

	As of December 31,
	2015	2014
Buildings	$36,596	$37,380
Computers and equipment	3,254	3,034
Furniture and fixtures	—	392
	39,850	40,806
Less: accumulated amortization	(4,511)	(2,477)
	$35,339	$38,329

Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2015 and 2014 consisted of (in thousands):

	As of December 31,
	2015	2014
Accrued vacation	$3,604	$2,949
Accrued commissions	2,470	1,649
Accrued bonuses	9,598	6,336
Self-insurance reserves	900	800
Accrued other liabilities	3,822	5,031
	$20,394	$16,765

Schedule of Other Income and (Expense), net
Other income and (expense), net for the years ended December 31, 2015, 2014 and 2013 consisted of (in thousands):

	For the year ended December 31,
	2015	2014	2013
Interest income	$151	$73	$220
Recognition of IEDA government grant (Note 5)	1,638	—	—
Income from training reimbursement program (Note 5)	744	99	—
Change in fair value of derivative	—	(193)	—
Loss on early extinguishment of convertible note	—	(111)	—
Other	(231)	(336)	(116)
	$2,302	$(468)	$104